Income taxes (Details) - Schedule of deferred tax balances - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Tax loss carryforward	$ 6,353	$ 3,878
Provision for doubtful accounts	67	83
Fixed assets	250	220
Accrued liabilities and other expenses	3,444	4,738
Deferred revenues	445	422
Business interest limitation	2,225	1,433
Operating lease liability	2,178	2,900
Equity-based compensation	648	558
Intangible assets	177
Other	369	347
Gross deferred tax assets:	16,156	14,579
Less: Valuation allowance	(10,010)	(5,124)
Total deferred tax assets	6,146	9,455
Deferred tax liabilities:
Intangible assets	5,123	6,580
Operating lease ROU assets	2,130	2,851
Insurance	21	365
Fixed assets	515
Obligation for contingent purchase price	777
Other	653	2,482
Total deferred tax liabilities	9,219	12,278
Net deferred tax assets (liabilities)	$ (3,073)	$ (2,823)